Label	Element	Value
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | NVIDIA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.50%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Microsoft Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.50%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Apple, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.30%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Broadcom, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Tesla, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.60%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.40%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.00%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.50%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.30%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.60%